Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

LGLZ	Subversive Cannabis ETF
listed on Cboe BZX Exchange, Inc.

September 15, 2023

Supplement to the Statement of Additional Information (SAI)

dated December 27, 2022, as supplemented

Effective immediately, the fiscal year for the Subversive Cannabis ETF shall end on August 31. All references to the fiscal year ending September 30 are hereby replaced with references to fiscal year ending August 31.

Please retain this Supplement for future reference.